Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Basis of Preparation

2.Basis of Preparation

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the related interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Group information

Consolidated entities are as follows:

	Country of	Date of	% equity interest owned
Name	Incorporation	incorporation	12/31/ 2021	12/31/ 2020
Lilium N.V.	Netherlands	March 11, 2021	100.0%	n/a
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	n/a

The Netherlands trust “Stichting JSOP” (“Stichting”) has been fully consolidated, as Lilium has the right to appoint the members of the board of the trust and therefore controls the trust. Lilium is exposed to a variable return risk due to an interest-bearing loan that was granted to the trust.

Principles of consolidation

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Lilium N.V. previously Lilium GmbH, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Segment

The Group operates its business as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Group's chief operating decision maker is the Chief Executive Officer, who reviews results of operations to make decisions about allocating resources and assessing performance based on consolidated financial information. For a geographical split of non-current assets our investment in an associated company is related to an entity located in the United States, and for property plant and equipment, we refer to note 15. Most of the remaining non-current assets are located in Germany.

Foreign currency

The Group's consolidated financial statements are presented using the Euro, which is the Group's functional currency. The functional currency of all foreign consolidated entities included in these financial statements is their local currency. Lilium translates the financial statements of these subsidiaries to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component on the consolidated statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are initially recognized at the foreign exchange rate on that date and remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income and other expenses, as appropriate, in the consolidated statements of operations for the period.

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020, except for the adoption of new standards effective as of January 1, 2021. The following standards, amendments and interpretations were issued as of December 31, 2021:

Standard/amendment/ interpretation	Effective date	Adoption status
January 1, 2021
Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions	Annual periods on or after June 1, 2020	Early adoption is permitted
Amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2	Annual periods on or after January 1, 2021	Early adoption is permitted

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective (see below).

Several amendments apply for the first time in 2021, but do not have an impact on the consolidated financial statements of the Group.

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary relief to address the financial reporting effects that arise when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest. In addition, new disclosures are required due to the IBOR reform.

None of the present financial instruments are subject to a direct risk from the change in alternative benchmark interest rates nor subject to changes in the valuation methodology or discount rates (indirect risk) as of December 31, 2021. These amendments have no impact on the consolidated financial statements of the Group.

New Standards and Interpretations not yet adopted by the Group

A number of new standards and amendments to standards and interpretations are effective for annual periods beginning on or after January 1, 2022 and have not been applied in preparing these consolidated financial statements. None of these standards is expected to have a significant effect on the consolidated financial statements of the Group:

Standard/amendment/ interpretation	Effective date	Adoption status
January 1, 2022
Amendments to IFRS 3, ‘Business combinations’, IAS 16 ‘Property, plant and equipment’ and IAS 37 ‘Provisions, contingent liabilities and contingent assets’	Annual periods on or after January 1, 2022	Early adoption is permitted
Annual improvements 2018-2020	Annual periods on or after January 1, 2022	Early adoption is permitted
January 1, 2023
IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts	Annual periods on or after January 1, 2023	Early adoption is permitted for entities that apply IFRS 9 Financial Instruments
Amendment to IAS 1, ‘Presentation of financial statements’, on classification of liabilities	Annual periods on or after January 1, 2023	Early adoption is permitted
Amendment to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’	Annual periods on or after January 1, 2023	Early adoption is permitted